Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of a Breakdown of Revenues by Product Line
The following table provides a breakdown of revenues by product line:

	For the years ended December 31,
(€ thousands)	2023	2022	2021
ZEGNA branded products(1)	1,109,491	923,942	847,311
Thom Browne	378,410	330,014	263,397
TOM FORD FASHION	235,531	—	—
Textile	150,986	136,769	102,244
Third Party Brands	25,343	97,792	74,957
Other	4,788	4,323	4,493
Total revenues	1,904,549	1,492,840	1,292,402

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(1)ZEGNA branded products include apparel, bags, shoes and small and large leather goods, as well as licensed goods and royalties.

Schedule of a Breakdown of Revenues by Sales Channel
The following table provides a breakdown of revenues by distribution channel:

	For the years ended December 31,
(€ thousands)	2023	2022	2021
Direct to Consumer (DTC)
ZEGNA branded products	945,313	772,505	712,862
Thom Browne	183,422	145,702	138,567
TOM FORD FASHION	136,291	—	—
Total Direct to Consumer (DTC)	1,265,026	918,207	851,429

Wholesale
ZEGNA branded products	164,178	151,437	134,449
Thom Browne	194,988	184,312	124,830
TOM FORD FASHION	99,240	—	—
Third Party Brands and Textile	176,329	234,561	177,201
Total Wholesale	634,735	570,310	436,480
Other	4,788	4,323	4,493
Total revenues	1,904,549	1,492,840	1,292,402

Schedule of Breakdown of Revenues by Geographic Area
The following table provides a breakdown of revenues by geographic area:

	For the years ended December 31,
(€ thousands)	2023	2022	2021
EMEA (1)	658,694	520,226	380,325
of which Italy	281,793	224,342	158,722
of which UK	70,191	53,970	37,682
of which UAE	68,729	50,926	32,944
North America (2)	417,352	294,686	191,283
of which United States	384,544	270,312	176,059
Latin America (3)	37,538	29,889	19,971
APAC (4)	788,007	644,802	696,344
of which Greater China Region	595,515	494,110	588,876
of which Japan	84,990	65,445	55,479
Other (5)	2,958	3,237	4,479
Total revenues	1,904,549	1,492,840	1,292,402
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(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Latin America includes Mexico, Brazil and other Central and South American countries.
(4)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(5)Other revenues mainly include royalties.